Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Nov. 30, 2021
Entity Registrant Name	dei_EntityRegistrantName	MSS Series Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001368578
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Towpath Focus Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Towpath Focus Fund (the “Fund”) seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the Example, affect the Fund’s performance. During the fiscal year ended November 30, 2021, the Fund’s portfolio turnover rate was 25.29%.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	25.29%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same as those reflected in the above fee table. The Example assumes the impact of the fee waiver in 1 Year example. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGY:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Oelschlager Investments, LLC (the “Adviser”) seeks to achieve the Fund’s investment objective by investing primarily in U.S. equity securities but may also hold shares of foreign companies either directly or through American Depository Receipts (“ADRs”). Companies in which the Fund invests may be of any capitalization size. Under normal circumstances, the Fund will invest at least 80% of its assets (defined as net assets plus any borrowing for investment purposes) in equity securities. The Fund may meet this objective by directly investing in equity securities, or by investing in other investment companies, including exchange-traded funds (“ETFs”), that invest primarily in equity securities.

The Fund’s portfolio typically consists of 25-40 equity securities, which may be in a limited number of sectors in keeping with the Adviser’s investment process. The Adviser chooses securities for the Fund based on a combination of top-down and bottom-up factors, employing the following analyses:

•	Market Analysis: The Adviser takes a broad view of the market and economy, which informs the Adviser’s determination of how aggressive or cautious to be and which sectors and industries to focus on.

•	Sector Analysis: Sector selection is based on considerations such as macroeconomic and market analysis, competitive dynamics, trend in capacity, valuation, sentiment, management behavior, substitutability, growth potential, and market anomalies.

•	Quantitative Analysis: This includes a company’s valuation metrics (such as free cash flow yield, price/earnings, price/sales), as well as various aspects of the company’s financial statements, such as how it is deploying its capital, trends in its capitalization structure, and its profitability.

•	Qualitative Analysis: The Adviser assesses the fundamentals of the company’s business, generally favoring those with barriers to entry, pricing power, network effects, limited competition, lock-in effects, – attributes that create sustainable competitive advantages. Often the Adviser invests in such companies when they are out of favor for short-term reasons.

In general, the Fund sells a security when the price rises to a level that the adviser believes exceeds the long-term risk-reward or when the fundamentals of a company deteriorate but are not reflected by a commensurate adjustment in the stock price.

The Fund is non-diversified, which means that the Fund may invest in fewer securities at any one time than a diversified fund.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is risk that you could lose money through your investment in the Fund. Investing in the Fund can result in a loss of some or all amounts invested. Below are the main risks of investing in the Fund. All of the risks listed below are material to the Fund, regardless of the order in which they appear.

ADR Risk: In addition to the risks of investing in foreign securities discussed below, there is no guarantee that an ADR issuer will continue to offer a particular ADR. As a result, the Fund may have difficulty selling the ADRs, or selling them quickly and efficiently at the prices at which they have been valued.

Equity Risk: Equity security values held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of the securities participate or other factors relating to the companies.

Foreign Securities Risk: Changes in foreign economies and political climates are more likely to affect the Fund than a mutual fund that invests exclusively in U.S. companies. Foreign companies are generally not subject to the same regulatory requirements of U.S. companies thereby resulting in less publicly available information about these companies. In addition, foreign accounting, auditing and financial reporting standards generally differ from those applicable to U.S. companies.

Investment Risk: You could lose money by investing in the Fund. An investment in the Fund is not a deposit to a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Large-Capitalization Risk: Larger, more established companies may be unable to attain the high growth rates of successful, smaller companies during periods of economic expansion.

Management Risk: The Fund is an actively managed portfolio. The Adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that the Fund will achieve its investment objective. The Adviser may fail to select investments that do not perform as anticipated by the Adviser. The Fund could lose value or its investment results could lag relevant benchmarks or other funds with similar objectives.

Market and Geopolitical Risk: Market risk includes the possibility that the Fund’s investments will decline in value because of a downturn in the stock market, reducing the value of individual companies’ stocks regardless of the success or failure of an individual company’s operations. The value of your investment in the Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. There is a risk that you may lose money by investing in the Fund.

Non-Diversification Risk: The Fund's portfolio may focus on a limited number of investments and will be subject to potential for more volatility than a diversified fund.

Sector Risk: The Fund may focus its investments in securities of a particular sector. Economic, legislative or regulatory developments may occur that significantly affect the sector. This may cause the Fund's net asset value to fluctuate more than that of a fund that does not focus in a particular sector.

Small- and Mid-Capitalization Stock Risk: The stocks of small- and mid-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

Underlying Fund Risk: Other investment companies including ETFs (“Underlying Funds”) in which the Fund invests are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the Underlying Funds and may be higher than other mutual funds that invest directly in stocks. Each of the Underlying Funds is subject to its own specific risks, but the Adviser expects the principal investments risks of such Underlying Funds will be similar to the risks of investing in the Fund.

COVID-19 Risk: An outbreak of infectious respiratory illness caused by the novel coronavirus known as COVID-19 was first detected in China in December 2019 before spreading worldwide and being declared a global pandemic by the World Health Organization in March 2020. COVID-19 has resulted in travel restrictions, closed international borders, enhanced health screenings, disruption and delays in healthcare services, prolonged quarantines, cancellations, temporary store closures, social distancing, government ordered curfews and business closures, disruptions to supply chains and consumer activity, shortages, highly volatile financial markets, and general concern and uncertainty.

Risk Lose Money [Text]	rr_RiskLoseMoney	there is risk that you could lose money through your investment in the Fund
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Institutional Class shares for each full calendar year since the Fund’s inception. The performance table compares the performance of the Fund over time to the performance of a broad-based securities market index and a supplemental index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information is available at no cost by calling 877-593-8637.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	877-593-8637
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future
Bar Chart [Heading]	rr_BarChartHeading	Performance Bar Chart Calendar Years Ended December 31
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock	Best Quarter: 12/31/2020 20.92% Worst Quarter: 3/31/2020 -18.70%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.92%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.70%)
Performance Table Heading	rr_PerformanceTableHeading	Performance Table - Average Annual Total Returns (For periods ended December 31, 2021)
Performance Table Footnotes	rr_PerformanceTableFootnotesTextBlock	Inception date December 31, 2019
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

* The S&P 500 Index is a market value-weighted index, representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange (“NYSE”).  The S&P 500 Index is a widely recognized, unmanaged index of common stock prices.  The figures for the S&P 500 Index reflect all dividends reinvested but do not reflect any deductions for fees, expenses or taxes. Investors cannot invest directly in an index.

** The Russell 3000 Index is a market-capitalization weighted index measuring the performance of the 3,000 largest U.S. companies based on total market capitalization. You cannot invest directly in an index. Unlike mutual funds, an index does not incur expenses. If expenses were deducted, the actual returns of an index would be lower.

1 Year	rr_AverageAnnualReturnYear01	26.49%
Since Inception	rr_AverageAnnualReturnSinceInception	20.86%
Towpath Focus Fund | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	24.17%
Since Inception	rr_AverageAnnualReturnSinceInception	19.03%
Towpath Focus Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	16.15%
Since Inception	rr_AverageAnnualReturnSinceInception	15.52%
Towpath Focus Fund | S&P 500 Index
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	28.70%
Since Inception	rr_AverageAnnualReturnSinceInception	23.40%
Towpath Focus Fund | Russell 3000 Index
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	25.66%
Since Inception	rr_AverageAnnualReturnSinceInception	23.40%
Towpath Focus Fund | Institutional Share Class
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.52%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.23%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.11%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 112
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	375
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	659
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,467
Annual Return 2020	rr_AnnualReturn2020	15.48%
Annual Return 2021	rr_AnnualReturn2021	26.49%
Towpath Technology Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Towpath Technology Fund (the "Fund") the Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the Example, affect the Fund's performance. During the fiscal period December 31, 2020 (commencement of investment operations) through November 30, 2021 the Fund’s portfolio turnover rate was 13.45% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	13.45%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated

and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same as those reflected in the above fee table. The Example assumes the impact of the fee waiver in 1 Year example. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGY:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Oelschlager Investments, LLC (the "Adviser") seeks to achieve the Fund's investment objective by investing primarily in U.S. equity securities but may also hold shares of foreign companies either directly or through American Depository Receipts ("ADRs"). Companies in which the Fund invests may be of any capitalization size. Under normal circumstances, the Fund will invest at least 80% of its assets (defined as net assets plus any borrowing for investment purposes) in common stocks of technology-related companies. The Fund may meet this objective by directly investing in equity securities, or by investing in other investment companies, including exchange-traded funds ("ETFs"), that invest primarily in equity securities.

The Fund defines technology-related companies are companies that develop, manufacture, or distribute technology, communications and Internet-related products and services, including, computer hardware and software, communications hardware and software, semiconductors, business services, and, media and Internet-related services.

The Fund's portfolio typically consists of 25-40 securities, primarily within the technology sector. The Adviser emphasizes the long-term merits of an investment candidate rather than short-term trading factors, and generally keeps cash in the Fund low. In choosing securities for the Fund, the Adviser employs the following analyses:

•	Market Analysis: The Adviser takes a broad view of the market and economy, which informs the Adviser's determination of how aggressive or cautious to be and which sectors and industries to focus on.

•	Sector Analysis: Sector selection is based on considerations such as macroeconomic and market analysis, competitive dynamics, trend in capacity, valuation, sentiment, management behavior, substitutability, growth potential, and market anomalies.

•	Quantitative Analysis: This includes a company's valuation metrics (such as free cash flow yield, price/earnings, price/sales), as well as various aspects of the company's financial statements, such as how it is deploying its capital, trends in its capitalization structure, and its profitability.

•	Qualitative Analysis: The Adviser assesses the fundamentals of the company's business, generally favoring those with barriers to entry, pricing power, network effects, limited competition, lock-in effects, – attributes that create sustainable competitive advantages. Often the Adviser invests in such companies when they are out of favor for short-term reasons.

In general, the Fund sells a security when the price rises to a level that the adviser believes exceeds the long-term risk-reward or when the fundamentals of a company deteriorate but are not reflected by a commensurate adjustment in the stock price.

The Fund is non-diversified, which means that the Fund may invest in fewer securities at any one time than a diversified fund.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is risk that you could lose money through your investment in the Fund. Investing in the Fund can result in a loss of some or all amounts invested.

ADR Risk: In addition to the risks of investing in foreign securities discussed below, there is no guarantee that an ADR issuer will continue to offer a particular ADR. As a result, the Fund may have difficulty selling the ADRs, or selling them quickly and efficiently at the prices at which they have been valued.

Equity Risk: Equity security values held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of the securities participate or other factors relating to the companies.

Foreign Securities Risk: Changes in foreign economies and political climates are more likely to affect the Fund than a mutual fund that invests exclusively in U.S. companies. Foreign companies are generally not subject to the same regulatory requirements of U.S. companies thereby resulting in less publicly available information about these companies. In addition, foreign accounting, auditing and financial reporting standards generally differ from those applicable to U.S. companies.

Investment Risk: You could lose money by investing in the Fund. An investment in the Fund is not a deposit to a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Large-Capitalization Risk: Larger, more established companies may be unable to attain the high growth rates of successful, smaller companies during periods of economic expansion.

Limited History of Operations: The Fund is a new mutual fund and has a limited history of operations for investors to evaluate.

Management Risk: The Fund is an actively managed portfolio. The Adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that the Fund will achieve its investment objective. The Adviser may fail to select investments that do not perform as anticipated by the Adviser. The Fund could lose value or its investment results could lag relevant benchmarks or other funds with similar objectives.

Market and Geopolitical Risk: Market risk includes the possibility that the Fund’s investments will decline in value because of a downturn in the stock market, reducing the value of individual companies’ stocks regardless of the success or failure of an individual company’s operations. The value of your investment in the Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. There is a risk that you may lose money by investing in the Fund.

Non-Diversification Risk: The Fund's portfolio may focus on a limited number of investments and will be subject to potential for volatility than a diversified fund.

Small- and Mid-Capitalization Stock Risk: The stocks of small- and mid-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

Technology Sector Risk: Technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Technology companies may have limited product lines, markets, financial resources or personnel. The products of technology companies may face obsolescence due to rapid technological developments and frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel.

Underlying Fund Risk: Other investment companies including ETFs ("Underlying Funds") in which the Fund invests are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the Underlying Funds and may be higher than other mutual funds that invest directly in stocks. Each of the Underlying Funds is subject to its own specific risks, but the Adviser expects the principal investments risks of such Underlying Funds will be similar to the risks of investing in the Fund.

COVID-19 Risk: An outbreak of infectious respiratory illness caused by the novel coronavirus known as COVID-19 was first detected in China in December 2019 before spreading worldwide and being declared a global pandemic by the World Health Organization in March 2020. COVID-19 has resulted in travel restrictions, closed international borders, enhanced health screenings, disruption and delays in healthcare services, prolonged quarantines, cancellations, temporary store closures, social distancing, government ordered curfews and business closures, disruptions to supply chains and consumer activity, shortages, highly volatile financial markets, and general concern and uncertainty.

Risk Lose Money [Text]	rr_RiskLoseMoney	there is risk that you could lose money through your investment in the Fund
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s shares for each full calendar year since the Fund’s inception. The performance table compares the performance of the Fund’s shares over time to the performance of a broad-based securities market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting https://www.oelschlagerinvestments.com or by calling 877-593-8637.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	877-593-8637
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	https://www.oelschlagerinvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future
Bar Chart [Heading]	rr_BarChartHeading	Performance Bar Chart Calendar Years Ended December 31
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock	Best Quarter: 3/31/2021 8.30% Worst Quarter: 9/30/2021 -1.40%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2021
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.30%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2021
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.40%)
Performance Table Heading	rr_PerformanceTableHeading	Performance Table - Average Annual Total Returns (For periods ended December 31, 2021)
Performance Table Footnotes	rr_PerformanceTableFootnotesTextBlock	Inception date is December 31, 2020
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

* The S&P 500 Index is a market value-weighted index, representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange (“NYSE”).  The S&P 500 Index is a widely recognized, unmanaged index of common stock prices.  The figures for the S&P 500 Index reflect all dividends reinvested but do not reflect any deductions for fees, expenses or taxes. Investors cannot invest directly in an index.

1 Year	rr_AverageAnnualReturnYear01	19.49%
Since Inception	rr_AverageAnnualReturnSinceInception	19.49%
Towpath Technology Fund | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	19.17%
Since Inception	rr_AverageAnnualReturnSinceInception	19.17%
Towpath Technology Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	11.54%
Since Inception	rr_AverageAnnualReturnSinceInception	11.54%
Towpath Technology Fund | S&P 500 Index
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	28.70%
Since Inception	rr_AverageAnnualReturnSinceInception	28.70%
Towpath Technology Fund | Institutional Share Class
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	2.51%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	3.23%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.11%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.12%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 112
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	791
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,495
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 3,367
Annual Return 2021	rr_AnnualReturn2021	19.49%